RELATED PARTY TRANSACTIONS (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from Affiliates	2,842,000,000	2,721,000,000
Interest income, inter-corporate borrowing	37,000,000	38,000,000	41,000,000
Due to Affiliates	866,000,000	1,439,000,000
Debt Instrument, Basis Spread on Variable Rate	0.75%
Interest expense, related party	37,000,000	62,000,000	61,000,000
Accounts payable, related party	16,000,000	0
Discount Notes
Related Party Transaction [Line Items]
Due from Affiliates	2,597,000,000	2,721,000,000
Effective Interest Rate	1.30%	1.30%
Credit Facility
Related Party Transaction [Line Items]
Due from Affiliates	245,000,000	0
Effective Interest Rate	3.00%	0.00%
Credit Facility
Related Party Transaction [Line Items]
Effective Interest Rate	3.80%	3.80%
Due to Affiliates	866,000,000	865,000,000
Credit Facility
Related Party Transaction [Line Items]
Effective Interest Rate	0.00%	3.00%
Due to Affiliates	0	574,000,000
Interest
Related Party Transaction [Line Items]
Interest paid	37,000,000	62,000,000	62,000,000
Affiliates
Related Party Transaction [Line Items]
Maximum borrowing capacity	3,500,000,000
TransCanada
Related Party Transaction [Line Items]
Accounts receivable, affiliates	59,000,000	43,000,000
Maximum borrowing capacity	2,000,000,000
Interest Payable	1,000,000	1,000,000